SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 44.55%
Fannie Mae — 22.13%
$ 92,025	Pool #468942, 4.67%, 9/1/26	$102,108
91,603	Pool #AM4271, 4.41%, 9/1/28	101,889
145,606	Pool #AM4668, 3.76%, 11/1/23	153,486
136,824	Pool #AM4724, 3.95%, 11/1/25	147,640
50,000	Pool #AN0360, 3.95%, 12/1/45	54,215
250,000	Pool #AN0959, 2.92%, 5/1/31	259,550
93,936	Pool #AN1381, 2.56%, 8/1/26	95,762
50,000	Pool #AN6149, 3.14%, 7/1/32	52,354
96,822	Pool #AN7868, 3.06%, 12/1/27	101,292
96,891	Pool #AN8300, 3.03%, 2/1/30	101,192
98,301	Pool #AN8422, 3.71%, 4/1/33	106,674
100,000	Pool #AN8458, 2.97%, 2/1/25	103,679
245,762	Pool #AN9483, 3.43%, 6/1/28	262,975
85,968	Pool #BJ0657, 4.00%, 2/1/48	89,526
94,453	Pool #BJ2670, 4.00%, 4/1/48	98,362
95,137	Pool #BJ3178, 4.00%, 11/1/47	101,789
96,927	Pool #BJ3251, 4.00%, 1/1/48	101,906
85,633	Pool #BJ4987, 4.00%, 3/1/48	91,502
97,104	Pool #BJ5158, 4.00%, 4/1/48	101,123
96,820	Pool #BJ9439, 4.00%, 2/1/48	101,076
97,241	Pool #BJ9477, 4.00%, 4/1/48	102,854
147,324	Pool #BK7924, 4.00%, 11/1/48	153,421
98,810	Pool #BL1459, 3.84%, 2/1/29	107,936
250,000	Pool #BL1581, 3.89%, 2/1/29	273,424
380,299	Pool #BO1263, 3.50%, 6/1/49	394,174
86,613	Pool #CA1066, 4.00%, 1/1/48	91,061
87,138	Pool #CA1068, 3.50%, 1/1/48	90,506
125,741	Pool #CA2595, 4.50%, 11/1/48	132,589
116,688	Pool #CA2597, 4.00%, 11/1/48	121,517
147,294	Pool #CA2912, 4.00%, 12/1/48	155,061
296,098	Pool #CA3132, 4.00%, 2/1/49	309,024
296,061	Pool #CA3174, 4.00%, 2/1/49	307,956
462,108	Pool #CA3405, 3.50%, 4/1/49	476,711
574,936	Pool #CA3451, 3.50%, 5/1/49	591,473
381,212	Pool #CA3456, 3.50%, 5/1/49	396,638

		6,032,445

Freddie Mac — 16.53%
147,118	Pool #Q59453, 4.00%, 11/1/48	153,298
299,207	Pool #RA1713, 3.00%, 11/1/49	303,529
299,188	Pool #RA1714, 3.00%, 11/1/49	303,509
299,025	Pool #RA1715, 3.00%, 10/1/49	303,343
96,977	Pool #V84044, 4.00%, 1/1/48	102,016
97,597	Pool #V84506, 4.00%, 7/1/48	101,922
97,891	Pool #V84836, 4.00%, 11/1/48	102,113
197,074	Pool #V85041, 4.50%, 1/1/49	208,349

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$295,395	Pool #V85181, 4.00%, 2/1/49	$308,167
295,786	Pool #V85264, 3.50%, 3/1/49	304,660
219,829	Pool #V85351, 4.00%, 3/1/49	231,596
446,985	Pool #V85365, 3.50%, 4/1/49	460,396
423,883	Pool #V85381, 3.50%, 4/1/49	436,200
395,411	Pool #V85445, 3.50%, 4/1/49	407,274
246,437	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 2.24%, 12/25/28(a)	246,244
81,363	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	83,275
92,318	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	95,143
92,402	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	97,414
248,382	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	260,204

		4,508,652

Ginnie Mae — 1.40%
96,529	Pool #BB3740, 4.00%, 11/15/47	101,359
97,066	Pool #BE3008, 4.00%, 4/20/48	102,385
83,413	Series 2018-2, Class AD, 2.40%, 3/16/59	83,024
91,489	Series 2018-26, Class AD, 2.50%, 3/16/52	91,683

		378,451

Overseas Private Investment Corp. — 4.49%
249,786	(US Treasury Bill Yield 3-Month + 0.000%), 2.03%, 7/7/40(a)	249,785
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.99%, 4/20/35(a)	250,000
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 7/5/38(a)	250,000
220,385	(US Treasury Bill Yield 3-Month + 0.000%), 2.03%, 10/10/25(a)	220,384
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.98%, 9/15/26(a),(c)	250,000

		1,220,169

Total U.S. Government Agency Backed Mortgages		12,139,717

(Cost $11,897,519)

Corporate Bonds — 28.65%
Communications — 1.78%
250,000	Verizon Communications, Inc., 3.88%, 2/8/29	275,784
175,000	Vodafone Group Plc, 5.25%, 5/30/48	210,513

		486,297

Consumer, Cyclical — 1.12%
300,000	Starbucks Corp., 2.45%, 6/15/26	303,893

Consumer, Non-cyclical — 16.15%
250,000	Advocate Health Corp., 1.70%, 1/14/20(c)	249,901
250,000	Advocate Health Corp., 1.73%, 1/15/20(c)	249,826
275,000	Amgen, Inc., 3.20%, 11/2/27	289,477
350,000	Becton Dickinson and Co., 3.36%, 6/6/24	364,471
100,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26(d)	105,067

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$100,000	Bristol-Myers Squibb Co., 3.25%, 8/15/22(d)	$103,281
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49(d)	59,412
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	101,232
150,000	EMD Finance LLC, 2.95%, 3/19/22(d)	152,415
250,000	EMD Finance LLC, 3.25%, 3/19/25(d)	258,908
150,000	GlaxoSmithKline Capital Plc, 2.88%, 6/1/22	153,292
225,000	GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	234,885
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	156,562
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	329,523
112,000	Medtronic, Inc., 3.50%, 3/15/25	120,007
300,000	Providence Health & Services Obligated Group, 1.78%, 10/1/42(b)	300,000
250,000	Providence St. Joseph Health Obligated Group, 2.75%, 10/1/26	256,110
250,000	Sentara Healthcare, 1.73%, 1/22/20(c)	250,000
100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	101,987
250,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	257,656
200,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	198,164
100,000	Trinity Health Corp., 4.13%, 12/1/45	109,710

		4,401,886

Financial — 3.34%
250,000	Century Housing Corp., 4.00%, 11/1/21	258,245
200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	201,816
200,000	Low Income Investment Fund, 3.39%, 7/1/26	204,953
245,000	Self-Help Federal Credit Union, 1.97%, 12/18/20(c)	244,900

		909,914

Industrial — 1.28%
350,000	Agilent Technologies, Inc., 2.75%, 9/15/29	348,117

Technology — 0.75%
200,000	Apple, Inc., 2.85%, 2/23/23	205,637

Utilities — 4.23%
250,000	Avangrid, Inc., 3.15%, 12/1/24	258,091
100,000	Avangrid, Inc., 3.80%, 6/1/29	106,104
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	156,518
300,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	318,560
300,000	Xcel Energy, Inc., 3.30%, 6/1/25	313,189

		1,152,462

Total Corporate Bonds		7,808,206

(Cost $7,523,798)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Municipal Bonds — 17.15%
Alabama — 0.55%
$150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	$149,943

California — 4.65%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	149,655
135,000	City & County of San Francisco Housing GO, Series A, 2.82%, 6/15/24	139,842
100,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	96,866
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	101,734
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	105,062
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	50,220
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	150,059
150,000	Kern Community College District GO, 2.54%, 11/1/26	151,432
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	199,632
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	121,597

		1,266,099

Colorado — 0.19%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	52,040

Connecticut — 0.56%
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	151,482

Georgia — 0.56%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	75,965
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	77,581

		153,546

Hawaii — 0.55%
150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	150,167

Iowa — 0.38%
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	104,529

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Massachusetts — 0.91%
$250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	$247,203

Michigan — 0.35%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	96,772

Missouri — 0.38%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	102,547

Nebraska — 0.91%
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	249,050

New Jersey — 0.95%
150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	156,436
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	101,667

		258,103

Ohio — 0.51%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	138,194

Oregon — 0.34%
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	92,647

Pennsylvania — 1.12%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	195,861
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	109,539

		305,400

Rhode Island — 1.13%
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	151,953
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	155,611

		307,564

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Texas — 1.47%
$250,000	City of Houston TX Combined Utility System Revenue, Series C, 2.05%, 11/15/26	$245,165
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	155,061

		400,226

Vermont — 0.39%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	106,539

Virginia — 0.55%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	150,680

Washington — 0.70%
190,000	District of Columbia, Series B Revenue, Series B, 1.90%, 1/1/33, Callable 12/31/19 @ 100	190,000

Total Municipal Bonds		4,672,731

(Cost $4,595,393)

U.S. Government Agency Obligations — 3.47%
Small Business Administration — 3.47%
75,715	(Prime Index—2.500%), 2.50%, 2/25/28(a)	76,114
110,220	(Prime Index—2.500%), 2.50%, 4/25/44(a)	110,722
95,424	(Prime Index—0.675%), 4.33%, 9/25/43(a)	101,933
148,849	(Prime Index + 0.325%), 5.33%, 9/25/44(a)	165,290
85,461	(Prime Index + 0.624%), 5.62%, 3/25/43(a)	94,330
68,289	(Prime Index + 0.700%), 5.70%, 2/25/28(a)	72,687
80,731	(Prime Index + 0.976%), 5.98%, 11/25/28(a)	87,652
112,270	(Prime Index + 1.225%), 6.23%, 6/25/29(a)	123,032
98,940	9.08%, 9/25/29(c)	114,598

		946,358

Total U.S. Government Agency Obligations		946,358

(Cost $958,041)

Foreign Government Bonds — 2.26%
Luxembourg — 2.26%
300,000	European Investment Bank, 2.13%, 4/13/26	304,750
300,000	European Investment Bank, 2.50%, 10/15/24	310,269

		615,019

Total Foreign Government Bonds		615,019

(Cost $586,790)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
U. S. Treasury Obligations - 0.46%
U. S. Treasury Bonds - 0.46%
$110,000	3.00%, 8/15/48	$124,231

Total U.S. Treasury Obligations		124,231

(Cost $111,783)

Asset Backed Securities — 0.37%
100,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(d)	100,025

Total Asset Backed Securities		100,025

(Cost $100,000)

Shares
Investment Company — 1.71%
466,902	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	466,902

Total Investment Company		466,902

(Cost $466,902)

Total Investments		$26,873,189
(Cost $26,240,226) — 98.62%
Other assets in excess of liabilities — 1.38%		376,261

NET ASSETS — 100.00%		$27,249,450

(a)	Floating rate note. Rate shown is as of report date.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2019 (Unaudited)

Financial futures contracts as of December 31, 2019:

Long Position	Number of Contracts	Expiration Date	Value/ Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
30 Year U.S. Treasury Bond	6	March 2020	$(19,706)	USD $935,438	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	14	March 2020	(76,029)	USD 2,543,188	Barclays Capital Group
Two Year U.S. Treasury Note	17	March 2020	428	USD 3,663,500	Barclays Capital Group

Total			$(95,307)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
Five Year U.S. Treasury Note	13	March 2020	$5,345	USD $1,541,922	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	9	March 2020	18,429	USD 1,266,328	Barclays Capital Group

Total			$23,774

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

USD - United States Dollar